Pioneer ILS Interval Fund
Schedule of Investments  |  July 31, 2022

Ticker Symbol: XILSX

Schedule of Investments  |  7/31/22
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 97.9% of Net Assets#
	Event Linked Bonds — 17.7%
	Earthquakes – California — 0.3%
2,000,000(a)	Sutter Re, 7.511%, (3 Month U.S. Treasury Bill + 504 bps), 5/23/23 (144A)	$ 1,996,400
300,000(a)	Ursa Re, 8.221%, (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	295,950
		$2,292,350
	Earthquakes - U.S. & Canada — 0.2%
1,500,000(a)	Acorn Re, 4.971%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 1,443,150
	Inland Flood – U.S. — 2.9%
13,000,000(a)	FloodSmart Re, 13.721%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 12,469,600
9,950,000(a)	FloodSmart Re, 15.897%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	9,020,670
1,250,000(a)	FloodSmart Re, 17.397%, (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	1,161,250
3,000,000(a)	FloodSmart Re, 19.801%, (3 Month U.S. Treasury Bill + 1,733 bps), 3/1/24 (144A)	2,619,300
		$25,270,820
	Multiperil – Florida — 0.0%†
250,000(a)	Sanders Re II, 7.901%, (3 Month U.S. Treasury Bill + 543 bps), 6/7/23 (144A)	$ 246,525
	Multiperil - Japan — 0.1%
750,000(a)	Umigame Re Pte, Ltd., 4.721%, (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	$ 740,775
500,000(a)	Umigame Re Pte, Ltd., 7.221%, (3 Month U.S. Treasury Bill + 475 bps), 4/7/25 (144A)	498,150
		$1,238,925
	Multiperil – U.S. — 3.3%
1,250,000(a)	Blue Halo Re, 12.221%, (3 Month U.S. Treasury Bill + 975 bps), 2/24/25 (144A)	$ 1,208,125
1,600,000(a)	Caelus Re VI, Ltd., 7.697%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/23 (144A)	1,565,280
2,500,000(a)	Caelus Re VI, Ltd., 7.851%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/24 (144A)	2,431,500
3,000,000(a)	Four Lakes Re, 12.477%, (3 Month U.S. Treasury Bill + 1,106 bps), 1/5/24 (144A)	2,959,800
1Pioneer ILS Interval Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
3,000,000(a)	Matterhorn Re, 7.322%, (SOFR + 532 bps), 3/24/25 (144A)	$ 2,861,400
4,000,000(a)	Matterhorn Re, 9.757%, (SOFR + 775 bps), 3/24/25 (144A)	3,861,600
366,992(a)	Residential Reinsurance 2016 Re, 2.971%, (3 Month U.S. Treasury Bill + 50 bps), 9/6/22 (144A)	18,349
1,250,000(a)	Residential Reinsurance 2018 Re, 14.281%, (3 Month U.S. Treasury Bill + 1,181 bps), 12/6/22 (144A)	1,201,750
2,500,000(a)	Residential Reinsurance 2019 Re, 14.861%, (3 Month U.S. Treasury Bill + 1,239 bps), 12/6/23 (144A)	2,378,000
2,250,000(a)	Residential Reinsurance 2020 Re, 10.451%, (3 Month U.S. Treasury Bill + 798 bps), 12/6/24 (144A)	2,197,800
4,500,000(a)	Residential Reinsurance 2021 Re, 14.227%, (3 Month U.S. Treasury Bill + 1,175 bps), 12/6/25 (144A)	4,326,750
3,000,000(a)	Sanders Re II, Ltd., 6.721%, (3 Month U.S. Treasury Bill + 425 bps), 4/7/24 (144A)	2,979,300
		$27,989,654
	Multiperil – U.S. & Canada — 5.9%
500,000(a)	Kilimanjaro III Re, 6.567%, (3 Month U.S. Treasury Bill + 425 bps), 4/20/26 (144A)	$ 478,500
2,250,000(a)	Kilimanjaro III Re, 13.567%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	2,146,500
2,250,000(a)	Kilimanjaro III Re, 13.567%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	2,154,150
250,000(a)	Matterhorn Re, 7.517%, (SOFR + 575 bps), 12/8/25 (144A)	239,625
1,750,000(a)	Mona Lisa Re, 9.317%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	1,701,175
6,940,000(a)	Mona Lisa Re, 10.471%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	6,785,238
12,000,000(a)	Mystic Re IV, 8.127%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	11,508,000
7,250,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	6,884,600
7,000,000(a)	Mystic Re IV, Ltd., 12.067%, (3 Month U.S. Treasury Bill + 975 bps), 1/8/24 (144A)	6,860,000
2,500,000(a)	Tailwind Re, Ltd., 9.221%, (3 Month U.S. Treasury Bill + 675 bps), 1/8/25 (144A)	2,435,750
Pioneer ILS Interval Fund |  | 7/31/222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,500,000(a)	Tailwind Re, Ltd., 11.221%, (3 Month U.S. Treasury Bill + 875 bps), 1/8/25 (144A)	$ 1,455,600
2,500,000(a)	Tailwind Re, Ltd., 14.221%, (3 Month U.S. Treasury Bill + 1,175 bps), 1/8/25 (144A)	2,403,500
5,750,000(a)	Vista Re, Ltd., 8.831%, (3 Month U.S. Treasury Bill + 636 bps), 5/21/24 (144A)	5,502,750
		$50,555,388
	Multiperil – U.S. Regional — 0.4%
250,000(a)	First Coast Re II Pte, Ltd., 7.651%, (3 Month U.S. Treasury Bill + 518 bps), 6/7/23 (144A)	$ 243,700
4,000,000(a)	Matterhorn Re, 7.471%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	3,416,000
		$3,659,700
	Windstorm – Florida — 1.0%
7,000,000(a)	First Coast Re III Pte, Ltd., 8.497%, (3 Month U.S. Treasury Bill + 600 bps), 4/7/25 (144A)	$ 6,580,700
250,000(a)	Integrity Re II Pte, Ltd., 10.397%, (3 Month USD LIBOR + 753 bps), 4/12/23 (144A)	246,300
1,750,000(a)	Merna Reinsurance II, Ltd., 7.817%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	1,666,525
		$8,493,525
	Windstorm - Japan — 0.5%
4,750,000(a)	Sakura Re, 4.567%, (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	$ 4,647,400
	Windstorm - North Carolina — 0.1%
1,000,000(a)	Cape Lookout Re, 7.471%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 989,600
	Windstorm - Texas — 1.4%
5,000,000(a)	Alamo Re II, 7.991%, (1 Month U.S. Treasury Bill + 552 bps), 6/8/23 (144A)	$ 4,922,500
7,250,000(a)	Alamo Re, Ltd., 6.317%, (3 Month U.S. Treasury Bill + 400 bps), 6/7/24 (144A)	6,731,625
		$11,654,125
3Pioneer ILS Interval Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — 1.6%
4,750,000(a)	Matterhorn Re, 5.836%, (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	$ 4,688,725
9,500,000(a)	Matterhorn Re, 7.126%, (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	9,361,300
		$14,050,025
	Total Event Linked Bonds	$152,531,187
Face Amount USD ($)
	Collateralized Reinsurance — 17.7%
	Earthquakes – California — 0.3%
2,515,000(b)(c)+	Adare Re 2022, 12/31/27	$ 2,585,412
	Multiperil – Massachusetts — 0.2%
1,000,250(b)(c)+	Ailsa Re 2022, 5/31/28	$ 973,586
750,000(c)+	Portsalon Re 2022, 5/31/28	629,735
		$1,603,321
	Multiperil – U.S. — 3.8%
6,410,084(b)(c)+	Ballybunion Re 2020, 2/28/23	$ 724,173
12,927,561(b)(c)+	Ballybunion Re 2021-2, 6/30/25	13,573,939
13,944,962(b)(c)+	Ballybunion Re 2022, 12/31/27	14,084,412
1,535,000(c)+	Dingle Re 2020, 12/31/22	9,134
4,994,779(b)(c)+	Maidstone Re 2018, 1/31/23	93,402
1,000,000(b)(c)+	Port Royal Re 2022, 4/30/28	972,660
3,062,750(b)(c)+	Riviera Re 2017, 4/30/23	393,257
11,084,286(b)(c)+	Riviera Re 2018-2, 4/30/23	3,060,657
		$32,911,634
	Multiperil – Worldwide — 12.3%
5,775,000(b)(c)+	Amaranth Re 2022, 12/31/27	$ 5,492,789
3,500,000(c)+	Aureolin Re 2022, 3/31/28	3,260,945
10,000,000(b)(c)+	Cerulean Re 2018-B1, 7/31/23	—
3,000,000(b)(c)+	Clarendon Re 2022, 12/31/27	2,822,457
4,537,500(b)(c)+	Cypress Re 2017, 1/31/23	454
11,935,217(b)(c)+	Dartmouth Re 2018, 1/31/23	2,134,299
7,900,000(b)(c)+	Dartmouth Re 2021, 12/31/24	4,496,680
7,900,000(b)(c)+	Dartmouth Re 2022, 12/31/27	6,546,251
15,000,000(b)(c)+	Gamboge Re 2022, 3/31/28	13,988,508
5,400,000(b)(c)+	Kingston Heath Re 2020, 2/28/23	2,479,149
8,999,880(b)(c)+	Kingston Heath Re 2021, 12/31/24	3,113,058
7,300,000(b)(c)+	Kingston Heath Re 2022, 12/31/27	6,764,461
Pioneer ILS Interval Fund |  | 7/31/224

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,608,000(c)+	Limestone Re, 3/1/23 (144A)	$ —
194,000(c)+	Limestone Re 2019-2, 3/1/23 (144A)	—
1,539,000(c)+	Limestone Re 2020-1, 3/1/24 (144A)	52,788
5,273,540(b)(c)+	Lindrick Re 2018, 6/15/23	3,945,890
12,000,000(c)+	Merion Re 2022-1, 12/31/27	11,088,463
9,250,000(b)(c)+	Old Head Re 2022, 12/31/27	8,281,277
7,333,436(b)(c)+	Oyster Bay Re 2018, 1/31/23	902,849
3,500,000(b)(c)+	Pine Valley Re 2022, 12/31/27	3,349,115
8,750,000(b)(c)+	Porthcawl Re 2022, 12/31/27	7,973,443
5,150,000(b)(c)+	Portsalon Re 2021, 6/30/25	3,362,423
5,000,000(b)(c)+	Resilience Re, 5/1/23	—
8,050,000(b)(c)+	Walton Health Re 2019, 6/30/23	4,430,638
5,250,000(c)+	Walton Health Re 2022, 12/15/27	4,517,596
9,650,000(b)(c)+	Walton Heath Re 2021, 1/15/24	6,755,000
		$105,758,533
	Windstorm – Florida — 0.5%
8,569,000(b)(c)+	Formby Re 2018, 2/28/23	$ 767,001
5,500,405(b)(c)+	Portrush Re 2017, 6/15/23	3,509,809
		$4,276,810
	Windstorm – U.S — 0.0%†
4,650,000(c)+	Shadow Creek Re 2021, 7/31/25	$ 70,612
	Windstorm – U.S. Multistate — 0.0%†
3,850,000(c)+	White Heron Re 2021, 6/30/25	$ 82,390
	Windstorm – U.S. Regional — 0.6%
2,350,000(b)(c)+	Oakmont Re 2017, 4/30/23	$ 69,090
11,521,321(b)(c)+	Oakmont Re 2020, 4/30/24	430,068
4,874,600(c)+	Oakmont Re 2022, 4/1/28	4,614,529
		$5,113,687
	Total Collateralized Reinsurance	$152,402,399
	Reinsurance Sidecars — 60.3%
	Multiperil – U.S. — 3.0%
19,250,000(b)(c)+	Carnoustie Re 2020, 12/31/23	$ 2,610,300
19,816,277(b)(c)+	Carnoustie Re 2021, 12/31/24	939,283
20,287,672(b)(c)+	Carnoustie Re 2022, 12/31/27	21,296,059
33,700,000(b)(d)+	Harambee Re 2018, 12/31/22	—
27,831,163(d)+	Harambee Re 2019, 12/31/22	13,916
5Pioneer ILS Interval Fund |  | 7/31/22

Face Amount USD ($)		Value
	Multiperil – U.S. — (continued)
27,000,000(b)(d)+	Harambee Re 2020, 12/31/23	$ 483,300
28,100(a)(b)(c)+	Sector Re V, 2.471%, (3 Month U.S. Treasury Bill + 0 bps), 3/1/26 (144A)	433,367
		$25,776,225
	Multiperil – U.S. Regional — 0.0%†
5,110,275(b)(c)+	Brotherhood Re, 1/31/23	$ —
	Multiperil – Worldwide — 57.3%
4,200(b)(c)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 19,207
85,044(d)+	Alturas Re 2019-2, 3/10/23	28,830
186,581(d)+	Alturas Re 2019-3, 9/12/23	5,160
506,411(c)+	Alturas Re 2020-1A, 3/10/23 (144A)	15,901
694,693(c)+	Alturas Re 2020-1B, 3/10/23 (144A)	21,883
1,171,512(d)+	Alturas Re 2020-2, 3/10/23	330,892
2,000,000(d)+	Alturas Re 2020-3, 9/30/24	—
9,000,000(b)(d)+	Alturas Re 2021-2, 12/31/24	—
7,273,599(b)(d)+	Alturas Re 2021-3, 7/31/25	6,706,258
8,433,554(b)(d)+	Alturas Re 2022-2, 12/31/27	8,643,549
4,000,000(b)(c)+	Bantry Re 2016, 3/31/23	241,800
22,000,000(b)(c)+	Bantry Re 2019, 12/31/22	747,200
25,891,803(c)+	Bantry Re 2020, 12/31/23	1,684,997
30,000,000(b)(c)+	Bantry Re 2021, 12/31/24	3,898,481
21,715,174(b)(c)+	Bantry Re 2022, 12/31/27	22,583,319
53,833,776(b)(c)+	Berwick Re 2018-1, 12/31/22	4,161,351
38,460,846(b)(c)+	Berwick Re 2019-1, 12/31/22	4,596,071
51,030,677(b)(c)+	Berwick Re 2020-1, 12/31/23	5,103
49,420,000(b)(c)+	Berwick Re 2022, 12/31/27	51,116,803
2,750,000(b)(c)+	Clearwater Re 2020, 6/30/23	554,675
10,045,000(b)(c)+	Clearwater Re 2021, 6/30/23	10,426,710
266,939(c)+	Eden Re II, 3/22/23 (144A)	678,772
2,830,000(b)(c)+	Eden Re II, 3/22/24 (144A)	1,539,520
7,170,000(b)(c)+	Eden Re II, 3/21/25 (144A)	5,951,100
16,700,000(b)(c)+	Eden Re II, 3/20/26 (144A)	16,700,000
21,917,000(b)(c)+	Gleneagles Re 2018, 12/31/22	2,592,781
21,962,485(b)(c)+	Gleneagles Re 2020, 12/31/23	2,194,997
22,970,000(b)(c)+	Gleneagles Re 2021, 12/31/24	5,105,900
17,548,844(b)(c)+	Gleneagles Re 2022, 12/31/27	18,029,896
47,710,184(c)+	Gullane Re 2018, 12/31/22	2,953,473
47,295,700(b)(c)+	Gullane Re 2022, 12/31/27	51,327,901
3,250,000(b)(d)+	Lion Rock Re 2019, 1/31/23	—
3,500,000(b)(d)+	Lion Rock Re 2020, 1/31/23	—
3,500,000(b)(d)+	Lion Rock Re 2021, 12/31/24	1,499,750
Pioneer ILS Interval Fund |  | 7/31/226

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
13,577,448(b)(d)+	Lorenz Re 2019, 6/30/23	$ 1,574,984
14,305,862(b)(d)+	Lorenz Re 2020, 6/30/23	979,952
12,794,138(b)(d)+	Lorenz Re 2020, 6/30/23	877,678
44,514,882(b)(c)+	Merion Re 2018-2, 12/31/22	7,367,213
47,630,000(b)(c)+	Merion Re 2021-2, 12/31/24	10,340,473
31,748,721(b)(c)+	Merion Re 2022-2, 12/31/27	32,175,914
20,000,000(b)(c)+	Pangaea Re 2016-2, 11/30/22	35,666
12,750,000(b)(c)+	Pangaea Re 2018-1, 12/31/22	268,445
17,500,000(b)(c)+	Pangaea Re 2018-3, 7/1/23	363,010
12,750,000(b)(c)+	Pangaea Re 2019-1, 2/1/23	265,678
16,380,464(b)(c)+	Pangaea Re 2019-3, 7/1/23	589,220
17,538,941(b)(c)+	Pangaea Re 2020-1, 2/1/24	372,211
25,000,000(c)+	Pangaea Re 2020-3, 7/1/24	351,954
19,010,000(b)(c)+	Pangaea Re 2021-1, 12/31/24	548,455
28,383,000(b)(c)+	Pangaea Re 2021-3, 7/1/25	712,849
17,340,421(b)(c)+	Pangaea Re 2022-1, 12/31/27	18,406,857
16,700,000(c)+	Pangaea Re 2022-3, 5/31/28	17,009,411
2,767,000(b)(c)+	Phoenix One Re, 1/4/27 (144A)	3,040,103
3,865,000(b)(c)+	RosaPenna Re 2021, 7/31/25	4,065,980
2,495,047(c)+	Sector Re V, 3/1/24 (144A)	1,873,529
20,526(b)(c)+	Sector Re V, 3/1/24 (144A)	496,415
944,953(c)+	Sector Re V, 3/1/24 (144A)	709,564
287,975(c)+	Sector Re V, 12/1/24 (144A)	820,308
125,000(c)+	Sector Re V, 12/1/24 (144A)	356,067
37,417(c)+	Sector Re V, 3/1/25 (144A)	507,556
4,434(b)(c)+	Sector Re V, 12/1/25 (144A)	222,962
7,741(b)(c)+	Sector Re V, 12/1/25 (144A)	389,254
17,959,262(c)+	Sector Re V, 3/1/27 (144A)	18,489,355
6,840,810(c)+	Sector Re V, 3/1/27 (144A)	6,963,396
10,374(a)(b)(c)+	Sector Re V, 2.471%, (3 Month U.S. Treasury Bill + 0 bps), 3/1/26 (144A)	689,351
9,322(a)(b)(c)+	Sector Re V, 2.471%, (3 Month U.S. Treasury Bill + 0 bps), 3/1/26 (144A)	619,447
3,000,000(a)(b)(c)+	Sector Re V, 2.471%, (3 Month U.S. Treasury Bill + 0 bps), 12/1/26 (144A)	3,104,544
5,491,777(a)(b)(c)+	Sector Re V, 2.471%, (3 Month U.S. Treasury Bill + 0 bps), 12/1/26 (144A)	5,683,154
33,083,230(c)+	Sussex Re 2020-1, 12/31/22	244,816
35,500,000(b)(c)+	Sussex Re 2021-1, 12/31/24	3,503,850
20,750,000(b)(c)+	Sussex Re 2022, 12/31/27	21,995,000
16,586,501(d)+	Thopas Re 2019, 12/31/22	26,538
19,180,000(b)(d)+	Thopas Re 2020, 12/31/23	—
7Pioneer ILS Interval Fund |  | 7/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
40,000,000(d)+	Thopas Re 2021, 12/31/24	$ —
43,771,241(b)(d)+	Thopas Re 2022, 12/31/27	45,824,112
28,214,522(b)(d)+	Torricelli Re 2021, 7/31/25	28,775,991
343,114(d)+	Torricelli Re 2022, 6/30/28	343,114
35,000,000(c)+	Versutus Re 2018, 12/31/22	38,500
30,889,158(c)+	Versutus Re 2019-A, 12/31/22	132,823
1,188,665(c)+	Versutus Re 2019-B, 12/31/22	3,566
27,500,000(b)(d)+	Viribus Re 2018, 12/31/22	—
11,676,844(b)(d)+	Viribus Re 2019, 12/31/22	105,092
17,333,977(b)(d)+	Viribus Re 2020, 12/31/23	762,695
18,736,586(b)(d)+	Viribus Re 2022, 12/31/27	21,481,496
40,641,287(b)(c)+	Woburn Re 2018, 12/31/22	2,137,022
17,003,469(b)(c)+	Woburn Re 2019, 12/31/22	3,625,951
		$493,633,801
	Total Reinsurance Sidecars	$519,410,026
	Industry Loss Warranties — 2.2%
	Earthquakes - U.S. — 0.6%
5,000,000(b)(c)+	Vermillion Re 2022, 12/31/27	$ 4,906,952
	Windstorm – U.S — 0.7%
12,000,000(b)(c)+	Ballylifin Re 2021, 9/15/25	$ 2,191,814
5,000,000(c)+	Ballylifin Re 2022, 5/31/28	4,237,767
		$6,429,581
	Windstorm – U.S. Regional — 0.9%
8,750,000(c)+	Flavescent Re 2022, 11/30/27	$ 7,896,875
	Total Industry Loss Warranties	$19,233,408
	Total Insurance-Linked Securities (Cost $847,246,900)	$843,577,020

Pioneer ILS Interval Fund |  | 7/31/228

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 2.0% of Net Assets
	Open-End Fund — 2.0%
17,264,945(e)	Dreyfus Government Cash Management, Institutional Shares, 1.83%	$ 17,264,945
		$17,264,945
	TOTAL SHORT TERM INVESTMENTS (Cost $17,264,945)	$17,264,945
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $864,511,845)	$860,841,965
	OTHER ASSETS AND LIABILITIES — 0.1%	$742,284
	net assets — 100.0%	$861,584,249

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2022, the value of these securities amounted to $221,908,730, or 25.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2022.
(b)	Non-income producing security.
(c)	Issued as participation notes.
(d)	Issued as preference shares.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$1,500,000	$1,443,150
Adare Re 2022	12/30/2021	2,515,000	2,585,412
Ailsa Re 2022	6/30/2022	967,081	973,586
Alamo Re II	5/29/2020	5,002,953	4,922,500
Alamo Re, Ltd.	5/21/2021	7,250,000	6,731,625
Alturas Re 2019-1	12/20/2018	4,200	19,207
Alturas Re 2019-2	12/19/2018	85,044	28,830
Alturas Re 2019-3	6/26/2019	186,581	5,160
Alturas Re 2020-1A	12/27/2019	429,736	15,901
Alturas Re 2020-1B	1/1/2020	694,693	21,883
9Pioneer ILS Interval Fund |  | 7/31/22

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2020-2	1/1/2020	$1,212,952	$330,892
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-2	12/29/2020	470,315	—
Alturas Re 2021-3	7/1/2021	7,273,599	6,706,258
Alturas Re 2022-2	1/18/2022	8,433,554	8,643,549
Amaranth Re 2022	1/21/2022	5,106,527	5,492,789
Aureolin Re 2022	5/5/2022	3,143,000	3,260,945
Ballybunion Re 2020	12/31/2019	439,873	724,173
Ballybunion Re 2021-2	8/2/2021	12,927,561	13,573,939
Ballybunion Re 2022	3/9/2022	13,944,962	14,084,412
Ballylifin Re 2021	9/15/2021	3,571,411	2,191,814
Ballylifin Re 2022	7/20/2022	4,072,500	4,237,767
Bantry Re 2016	2/6/2019	241,800	241,800
Bantry Re 2019	2/1/2019	—	747,200
Bantry Re 2020	1/17/2020	—	1,684,997
Bantry Re 2021	1/11/2021	4,327,043	3,898,481
Bantry Re 2022	2/2/2022	21,715,174	22,583,319
Berwick Re 2018-1	1/10/2018	7,828,268	4,161,351
Berwick Re 2019-1	12/31/2018	4,595,744	4,596,071
Berwick Re 2020-1	9/18/2020	—	5,103
Berwick Re 2022	12/28/2021	49,420,000	51,116,803
Blue Halo Re	2/11/2022	1,250,000	1,208,125
Brotherhood Re	1/22/2018	824,596	—
Caelus Re VI, Ltd.	2/20/2020	2,499,597	2,431,500
Caelus Re VI, Ltd.	2/20/2020	1,598,506	1,565,280
Cape Lookout Re	3/16/2022	1,000,000	989,600
Carnoustie Re 2020	7/16/2020	876,020	2,610,300
Carnoustie Re 2021	1/11/2021	663,925	939,283
Carnoustie Re 2022	1/18/2022	20,287,672	21,296,059
Cerulean Re 2018-B1	9/10/2018	3,687,081	—
Clarendon Re 2022	2/23/2022	2,579,882	2,822,457
Clearwater Re 2020	6/19/2020	119,480	554,675
Clearwater Re 2021	4/15/2021	10,045,000	10,426,710
Cypress Re 2017	1/24/2017	15,250	454
Dartmouth Re 2018	1/18/2018	4,465,646	2,134,299
Dartmouth Re 2021	1/19/2021	2,954,173	4,496,680
Dartmouth Re 2022	1/26/2022	5,643,950	6,546,251
Dingle Re 2020	2/13/2020	—	9,134
Eden Re II	1/22/2019	115,300	678,772
Eden Re II	9/28/2020	2,897,158	1,539,520
Eden Re II	1/25/2021	7,170,000	5,951,100
Eden Re II	1/21/2022	16,700,000	16,700,000
First Coast Re II Pte, Ltd.	12/31/2020	250,968	243,700
First Coast Re III Pte, Ltd.	3/4/2021	7,000,000	6,580,700
Pioneer ILS Interval Fund |  | 7/31/2210

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Flavescent Re 2022	7/26/2022	$7,896,875	$7,896,875
FloodSmart Re	2/9/2021	1,254,865	1,161,250
FloodSmart Re	2/16/2021	9,924,190	9,020,670
FloodSmart Re	2/16/2021	3,000,000	2,619,300
FloodSmart Re	2/14/2022	13,000,000	12,469,600
Formby Re 2018	7/9/2018	519,218	767,001
Four Lakes Re	11/5/2020	3,000,000	2,959,800
Gamboge Re 2022	4/11/2022	13,489,409	13,988,508
Gleneagles Re 2018	12/27/2017	1,759,342	2,592,781
Gleneagles Re 2020	6/16/2020	172,856	2,194,997
Gleneagles Re 2021	1/13/2021	5,526,251	5,105,900
Gleneagles Re 2022	1/18/2022	17,548,844	18,029,896
Gullane Re 2018	3/2/2018	—	2,953,473
Gullane Re 2022	2/14/2022	47,295,700	51,327,901
Harambee Re 2018	12/19/2017	715,477	—
Harambee Re 2019	12/20/2018	—	13,916
Harambee Re 2020	2/27/2020	—	483,300
Integrity Re II Pte, Ltd.	3/18/2020	250,000	246,300
Kilimanjaro III Re	4/8/2021	2,250,000	2,146,500
Kilimanjaro III Re	4/8/2021	2,250,000	2,154,150
Kilimanjaro III Re	4/8/2021	500,000	478,500
Kingston Heath Re 2020	1/21/2020	2,552,472	2,479,149
Kingston Heath Re 2021	1/13/2021	4,213,948	3,113,058
Kingston Heath Re 2022	1/31/2022	6,033,946	6,764,461
Limestone Re	6/20/2018	35,212	—
Limestone Re 2019-2	12/11/2020	143,252	—
Limestone Re 2020-1	12/27/2019	7,695	52,788
Lindrick Re 2018	6/21/2018	3,496,903	3,945,890
Lion Rock Re 2019	12/17/2018	—	—
Lion Rock Re 2020	3/27/2020	42,913	—
Lion Rock Re 2021	3/1/2021	2,266,801	1,499,750
Lorenz Re 2019	6/26/2019	4,257,347	1,574,984
Lorenz Re 2020	8/11/2020	863,355	979,952
Lorenz Re 2020	8/12/2020	772,123	877,678
Maidstone Re 2018	1/8/2018	1,268,802	93,402
Matterhorn Re	1/29/2020	4,000,000	3,416,000
Matterhorn Re	11/24/2020	4,752,149	4,688,725
Matterhorn Re	11/24/2020	9,504,149	9,361,300
Matterhorn Re	12/15/2021	250,000	239,625
Matterhorn Re	3/10/2022	3,000,000	2,861,400
Matterhorn Re	3/10/2022	4,000,000	3,861,600
Merion Re 2018-2	12/28/2017	1,831,881	7,367,213
Merion Re 2021-2	12/28/2020	12,959,835	10,340,473
Merion Re 2022-1	1/25/2022	10,317,215	11,088,463
11Pioneer ILS Interval Fund |  | 7/31/22

Restricted Securities	Acquisition date	Cost	Value
Merion Re 2022-2	3/1/2022	$31,748,721	$32,175,914
Merna Reinsurance II, Ltd.	6/8/2021	1,749,792	1,666,525
Mona Lisa Re	12/30/2019	6,938,618	6,785,238
Mona Lisa Re	6/22/2021	1,750,000	1,701,175
Mystic Re IV	6/9/2021	11,975,851	11,508,000
Mystic Re IV	6/9/2021	5,510,642	6,884,600
Mystic Re IV, Ltd.	12/15/2020	7,000,000	6,860,000
Oakmont Re 2017	5/10/2017	—	69,090
Oakmont Re 2020	12/3/2020	108,711	430,068
Oakmont Re 2022	5/9/2022	4,419,248	4,614,529
Old Head Re 2022	1/6/2022	6,966,675	8,281,277
Oyster Bay Re 2018	1/17/2018	792,461	902,849
Pangaea Re 2016-2	5/31/2016	—	35,666
Pangaea Re 2018-1	12/26/2017	1,823,341	268,445
Pangaea Re 2018-3	6/27/2018	4,215,068	363,010
Pangaea Re 2019-1	1/9/2019	133,859	265,678
Pangaea Re 2019-3	7/10/2019	491,414	589,220
Pangaea Re 2020-1	1/13/2020	—	372,211
Pangaea Re 2020-3	9/2/2020	—	351,954
Pangaea Re 2021-1	1/19/2021	1,037,012	548,455
Pangaea Re 2021-3	6/17/2021	1,485,009	712,849
Pangaea Re 2022-1	1/11/2022	17,340,421	18,406,857
Pangaea Re 2022-3	6/27/2022	16,700,000	17,009,411
Phoenix One Re	12/21/2020	2,767,000	3,040,103
Pine Valley Re 2022	1/12/2022	3,190,296	3,349,115
Port Royal Re 2022	6/3/2022	966,840	972,660
Porthcawl Re 2022	1/24/2022	6,915,405	7,973,443
Portrush Re 2017	6/12/2017	4,218,727	3,509,809
Portsalon Re 2021	8/3/2021	2,566,318	3,362,423
Portsalon Re 2022	7/20/2022	606,475	629,735
Residential Reinsurance 2016 Re	4/28/2016	366,992	18,349
Residential Reinsurance 2018 Re	11/15/2018	1,247,985	1,201,750
Residential Reinsurance 2019 Re	11/5/2019	2,495,710	2,378,000
Residential Reinsurance 2020 Re	10/30/2020	2,250,298	2,197,800
Residential Reinsurance 2021 Re	10/28/2021	4,500,000	4,326,750
Resilience Re	2/8/2017	2,413	—
Riviera Re 2017	4/13/2017	2,695,500	393,257
Riviera Re 2018-2	4/10/2018	2,851,779	3,060,657
RosaPenna Re 2021	7/16/2021	3,865,000	4,065,980
Sakura Re	3/24/2021	4,750,000	4,647,400
Sanders Re II	5/6/2022	250,792	246,525
Sanders Re II, Ltd.	3/18/2020	3,001,636	2,979,300
Sector Re V	1/1/2020	287,975	820,308
Sector Re V	4/23/2019	2,243,543	1,873,529
Pioneer ILS Interval Fund |  | 7/31/2212

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Sector Re V	5/1/2019	$73,763	$496,415
Sector Re V	12/11/2020	143,456	356,067
Sector Re V	12/4/2020	41,252	507,556
Sector Re V	12/4/2020	4,434	222,962
Sector Re V	12/21/2020	7,741	389,254
Sector Re V	5/21/2021	10,374	689,351
Sector Re V	5/21/2021	28,100	433,367
Sector Re V	12/6/2021	3,000,000	3,104,544
Sector Re V	5/1/2019	944,953	709,564
Sector Re V	4/26/2021	9,322	619,447
Sector Re V	1/5/2022	5,491,777	5,683,154
Sector Re V	5/19/2022	17,959,262	18,489,355
Sector Re V	5/19/2022	6,840,810	6,963,396
Shadow Creek Re 2021	8/31/2021	—	70,612
Sussex Re 2020-1	1/21/2020	—	244,816
Sussex Re 2021-1	12/30/2020	3,645,861	3,503,850
Sussex Re 2022	1/27/2022	20,750,000	21,995,000
Sutter Re	6/30/2022	1,983,466	1,996,400
Tailwind Re, Ltd.	12/29/2021	2,500,000	2,435,750
Tailwind Re, Ltd.	12/29/2021	1,500,000	1,455,600
Tailwind Re, Ltd.	12/29/2021	2,500,000	2,403,500
Thopas Re 2019	12/21/2018	—	26,538
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	—
Thopas Re 2022	2/7/2022	43,771,241	45,824,112
Torricelli Re 2021	7/1/2021	28,214,522	28,775,991
Torricelli Re 2022	7/26/2022	343,114	343,114
Umigame Re Pte, Ltd.	6/18/2021	750,000	740,775
Umigame Re Pte, Ltd.	6/18/2021	500,000	498,150
Ursa Re	11/20/2019	300,000	295,950
Vermillion Re 2022	2/22/2022	4,777,500	4,906,952
Versutus Re 2018	12/20/2017	—	38,500
Versutus Re 2019-A	1/28/2019	—	132,823
Versutus Re 2019-B	12/24/2018	—	3,566
Viribus Re 2018	12/22/2017	1,968,608	—
Viribus Re 2019	3/25/2019	—	105,092
Viribus Re 2020	12/30/2019	1,667,280	762,695
Viribus Re 2022	4/11/2022	18,736,586	21,481,496
Vista Re, Ltd.	2/24/2022	5,786,528	5,502,750
Walton Health Re 2019	7/18/2019	2,632,307	4,430,638
Walton Health Re 2022	7/13/2022	4,375,875	4,517,596
Walton Heath Re 2021	6/28/2021	8,260,400	6,755,000
White Heron Re 2021	6/9/2021	—	82,390
13Pioneer ILS Interval Fund |  | 7/31/22

Restricted Securities	Acquisition date	Cost	Value
Woburn Re 2018	3/20/2018	$13,535,959	$2,137,022
Woburn Re 2019	1/30/2019	3,038,082	3,625,951
Total Restricted Securities			$843,577,020
% of Net assets			97.9%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	$—	$—	$2,585,412	$2,585,412
Multiperil – Massachusetts	—	—	1,603,321	1,603,321
Multiperil – U.S.	—	—	32,911,634	32,911,634
Multiperil – Worldwide	—	—	105,758,533	105,758,533
Windstorm – Florida	—	—	4,276,810	4,276,810
Windstorm – U.S	—	—	70,612	70,612
Windstorm – U.S. Multistate	—	—	82,390	82,390
Windstorm – U.S. Regional	—	—	5,113,687	5,113,687
Reinsurance Sidecars
Multiperil – U.S.	—	—	25,776,225	25,776,225
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	493,633,801	493,633,801
Industry Loss Warranties
Earthquakes - U.S.	—	—	4,906,952	4,906,952
Windstorm – U.S	—	—	6,429,581	6,429,581
Windstorm – U.S. Regional	—	—	7,896,875	7,896,875
Pioneer ILS Interval Fund |  | 7/31/2214

Schedule of Investments  |  7/31/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
All Other Insurance-Linked Securities	$—	$152,531,187	$—	$152,531,187
Open-End Fund	17,264,945	—	—	17,264,945
Total Investments in Securities	$17,264,945	$152,531,187	$691,045,833	$860,841,965
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/21	$737,043,564
Realized gain (loss)	(21,599,985)
Changed in unrealized appreciation (depreciation)	27,808,561
Accrued discounts/premiums	(278,094,751)
Purchases	478,279,133
Sales	(252,390,689)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 7/31/22	$691,045,833
*	Transfers are calculated on the beginning of period value. During the nine months ended July 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2022:	$ 20,624,952
15Pioneer ILS Interval Fund |  | 7/31/22